Average Annual Total Returns - Putnam Small Cap Value Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000 Value Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.13%	9.14%	7.29%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.36%)	8.30%	5.15%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.74%	7.09%	5.01%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	4.45%	9.61%	7.27%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	5.94%	10.18%	7.66%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	6.67%	10.90%	8.37%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	6.53%	10.72%	8.20%